Significant accounting policies - Provisions for probable credit losses (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)
Sensitivity analysis
Decrease in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration less	kr 29
Increase in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration more	kr (1)
Number of scenarios prepared for each PD curve | item	3
Weight of downturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if downturn scenario weighted 100 percent	kr 10
Weight of upturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if upturn scenario weighted 100 percent	kr (10)
Total loans	kr 209,226	kr 195,120
Increase in future cash flows for sensitivity analysis	10.00%	10.00%
Increase (decrease) in operating profit due to increase in future cash flows	kr 14	kr 15
Increase (decrease) in equity due to increase in future cash flows	kr 11	kr 12
Decrease in future cash flows for sensitivity analysis	10.00%	10.00%
Increase (decrease) in operating profit due to decrease in future cash flows	kr (14)	kr (15)
Increase (decrease) in equity due to decrease in future cash flows	(11)	(12)
Gross carrying amount
Sensitivity analysis
Total loans	209,000	195,000
Accumulated impairment
Sensitivity analysis
Total loans	kr (137)	(155)
Accumulated impairment | Individual reserve
Sensitivity analysis
Total loans		kr (65)